Loans and export prepayment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of loans and export prepayment

	Current liabilities		Non-current liabilities
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Loans and export prepayment agreements
U.S dollar denominated
Export prepayment trade finance	24,140	60,125	—	—
Export prepayment agreement - Synergy	100,617	624	—	100,000
	124,757	60,749	—	100,000
Reais denominated
Finame – BDMG	3,289	847	13,322	13,398

Total loans and export prepayment	128,046	61,596	13,322	113,398

Transactions costs	(712)	—	(123)	(1,395)

Total loans and export prepayment + Transactions costs	127,334	61,596	13,199	112,003

Schedule of maturity

In US$	Reais denominated	U.S dollar denominated	Total
2026	3,289	124,757	128,046
2027	3,478	—	3,478
2028	3,478	—	3,478
2029	3,414	—	3,414
2030	2,578	—	2,578
After 2030	374	—	374
	16,611	124,757	141,368

Schedule of loans and export prepayments

	12/31/2025	12/31/2024
Opening balances	173,599	128,928

Additions	57,745	178,383
Interest expense (1)	20,204	20,954
Payment of interest (2)	(19,132)	(31,545)
Principal amortization (3)	(94,390)	(122,161)
Foreign exchange (4)	(18,715)	42,387
Transaction costs additions	—	(174)
Transaction costs amortization	725	745
Others	—	1,001
Foreign currency translation adjustment of subsidiary	20,497	(44,919)

Loans and export prepayment agreements	140,533	173,599
(1)	Interest expenses incurred in the year ended December 31, 2025 and the year ended December 31, 2024 - see note 27.
(2)	Interest payments made during the year ended December 31, 2025, totaled $19,132 including: (i) $6,435 for export prepayment agreements; (ii) $11,197 for the long-term export prepayment agreements and (iii) $1,500 for financing agreements with BDMG;
(3)	Refers to repayment of principal of $93,693 related to the export prepayment trade finance and $697 related to the financing agreement with BDMG;
(4)	The Brazilian real appreciated by 11.1% against the U.S. dollar in the 2025. This variation primarily affects provisions and does not significantly impact cash flow.